Document and Entity Information	Feb. 01, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001725579
Document Type	8-K
Document Period End Date	Feb. 01, 2021
Entity Registrant Name	PLURALSIGHT, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38498
Entity Tax Identification Number	82-3605465
Entity Address, Address Line One	42 Future Way
Entity Address, City or Town	Draper
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84020
City Area Code	(801)
Local Phone Number	784-9007
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001, par value per share
Trading Symbol	PS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false